Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
(12)	Employee Benefit Plans:

Stock Option Plan

On February 24, 1999, the Board of Directors of the Company adopted the HopFed Bancorp, Inc. 1999 Stock Option Plan (Option Plan), which was subsequently approved at the 1999 Annual Meeting of Stockholders. Under the Option Plan, the Option Committee has discretionary authority to grant stock options and stock appreciation rights to such employees, directors and advisory directors, as the committee shall designate. The Option Plan reserved 403,360 shares of common stock for issuance upon the exercise of options or stock appreciation rights. At December 31, 2012, the Company can no longer issue options under this plan. The remaining 20,808 options are fully vested and outstanding until their maturity date.

On May 31, 2000, the Board of Directors of the Company adopted the HopFed Bancorp, Inc. 2000 Stock Option Plan (the “2000 Option Plan”). Under the 2000 Option Plan, the option committee has discretionary authority to grant stock options to such employees as the committee shall designate. The 2000 Option Plan reserves 40,000 shares of common stock for issuance upon the exercise of options. The Company will receive the exercise price for shares of common stock issued to 2000 Option Plan participants upon the exercise of their option. The Board of Directors has granted options to purchase 40,000 shares of common stock under the 2000 Option Plan at an exercise price of $10.00 per share, which was the fair market value on the date of the grant. At December 31, 2015, all options having been granted under the 2000 Option Plan have been exercised and expired.

	Number of Shares	Weighted Average Exercise Price
Options outstanding, December 2012	20,808	$16.67
Granted	—	—
Exercised	—	—
Forfeited	—	—

Options outstanding, December 2013	20,808	$16.67
Granted	—	—
Exercised	—	—
Forfeited	(20,808)	$16.67

Options outstanding, December 2014	—	—

At December 31, 2015, there are no stock options outstanding.

HopFed Bancorp Long Term Incentive Plans

On February 18, 2004, the Board of Directors of the Company adopted the HopFed Bancorp, Inc. 2004 Long Term Incentive Plan (the Plan), which was subsequently approved at the 2004 Annual Meeting of Stockholders. Under the Plan, the Compensation Committee has discretionary authority to grant up to 200,000 shares in the form of restricted stock grants, options, and stock appreciation rights to such employees, directors and advisory directors as the committee shall designate. The grants vest in equal installments over a four-year period. Grants may vest immediately upon specific events, including a change of control of the Company, death or disability of award recipient, and termination of employment of the recipient by the Company without cause.

On March 20, 2013, the Board of Directors of the Company adopted the HopFed Bancorp, Inc. 2013 Long Term Incentive Plan (the Plan), which was subsequently approved at the 2013 Annual Meeting of Stockholders. Under the Plan, the Compensation Committee has discretionary authority to grant up to 300,000 shares in the form of restricted stock grants and options to such employees, directors and advisory directors as the committee shall designate. The grants vest in equal installments over a three or four year period. Grants may vest immediately upon specific events, including a change of control of the Company, death or disability of award recipient, and termination of employment of the recipient by the Company without cause. The 2004 Plan has now expired and no other shares may be issued under the 2004 Plan.

Awards are recognized as an expense to the Company in accordance with the vesting schedule. Awards in which the vesting is accelerated must be recognized as an expense immediately. Awards are valued at the closing stock price on the day the award is granted. For the year ended December 31, 2015, the Compensation Committee granted 2,034 shares of restricted stock with a market value of $25,000. For the year ended December 31, 2014, the Compensation Committee granted 22,378 shares of restricted stock with a market value of $260,000. For the year ended December 31, 2013, the Compensation Committee granted 21,559 shares of restricted stock with a market value of $232,000. The Company recognized $190,000, $164,000, and $115,000 in compensation expense in 2015, 2014 and 2013, respectively.

The remaining compensation expense to be recognized at December 31, 2015, is as follows:

Year Ending December 31,	Approximate Future Compensation Expense
2016	$139
2017	52
2018	9
2019	3

Total	$203

HopFed Bancorp Long Term Incentive Plans

The Compensation Committee may make additional awards of restricted stock, thereby increasing the future expense related to this plan. The early vesting of restricted stock awards due to factors outlined in the award agreement may accelerate future compensation expenses related to the plan. However, the total amount of future compensation expense would not change as a result of an accelerated vesting of shares. At December 31, 2015, the Company has 254,256 restricted shares available from the HopFed Bancorp, Inc. 2013 Long Term Incentive Plan that may be awarded.

401(K) Plan

The Company has a 401(K) retirement program that is available to all employees who meet minimum eligibility requirements. Participants may generally contribute up to 15% of earnings. Prior to January 1, 2015, the Company matched employee contributions up to 4%. In addition, the Company chose to provide all eligible employees an additional 4% of compensation without regards to the amount of the employee contribution. Expense related to Company contributions amounted to $769,000 and $737,000 in 2014 and 2013, respectively. The reduction in expense related to the 401K program in 2014 and 2013 was the offset of approximately $43,000 and $22,000, respectively, in Company contributions forfeited by employees who are no longer employed by the Company and have not met the full vesting requirements of the plan. In 2015, the Company discontinued all 401(K) contributions on behalf of employees while allowing employees to continue to make contributions to the plan. The Company established a new retirement plan for all employees discussed below.

HopFed Bancorp, Inc. 2015 Employee Stock Ownership Plan

On March 2, 2015, the Company implemented the HopFed Bancorp, Inc. 2015 Employee Stock Ownership Plan (the “ESOP”) which covers substantially all employees who are at least 21 years old with at least one year of employment with the Company and Heritage Bank USA, Inc. (the “Bank”), the Company’s commercial bank subsidiary. The ESOP has three individuals who have been selected by the Company to serve as trustees. A directed corporate trustee has also been appointed. The ESOP will be administered by a committee (the “Committee”) currently composed of eleven employees selected by the Company or its designee. The 2015 ESOP received approval from the Federal Reserve Bank of St. Louis to own up to 24.9% of the Company’s stock.

On March 2, 2015, the ESOP entered into a loan agreement with the Corporation to borrow up to $13,500,000 to purchase up to 1,000,000 shares common stock (“ESOP Loan”). On the same date, the ESOP purchased 600,000 shares from the Corporation at a cost of $7,884,000 using the proceeds of the ESOP Loan. In accordance with the ESOP Loan documents, the common stock purchased by the ESOP serves as collateral for the ESOP Loan. The ESOP Loan will be repaid principally from discretionary contributions by the Bank to the ESOP. The ESOP Loan was amended to provide for no future draws and a final maturity of December 9, 2026. The interest rate on the ESOP Loan is 3.0%. Shares purchased by the ESOP will be held in a suspense account for allocation among participants as the ESOP Loan is repaid. The ESOP shares are dividend paying. Dividends on unearned shares will be used to repay the ESOP Loan.

For the year ended December 31, 2015, the Company recognized an expense of $652,000 related to the ESOP loan payment. At December 31, 2015, the Company released 53,587 shares from the ESOP trust to individual employees of the plan as a result of the loan payment.

Deferred Compensation Plan

During 2002, the Company purchased assets and assumed the liabilities relating to a nonqualified deferred compensation plan for certain employees of the Fulton division. The Company owns single premium life insurance policies on the life of each participant and is the beneficiary of the policy value. When a participant retires, the benefits accrued for each participant will be distributed to the participant in equal installments for 15 years. The plan is now fully funded and no additional expenses will be recognized. The Deferred Compensation Plan also provides the participant with life insurance coverage, which is a percentage of the net death proceeds for the policy, if any, applicable to the participant. The original face value of all deferred compensation contracts was approximately $668,000. At December 31, 2015, the accrued value of all deferred compensation contacts is approximately $265,000. The Company is currently making cash remittances of approximately $12,000 per year on deferred compensation contracts.